Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	XTL BIOPHARMACEUTICALS LTD.
Trading Symbol	XTLB
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	544,906,149
Amendment Flag	false
Entity Central Index Key	0001023549
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Badner St.
Entity Address, City or Town	Ramat Gan
Entity Address, Address Line Two	Ramat Gan
Entity Address, Postal Zip Code	5218102
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing one hundred Ordinary Shares, par value NIS 0.1
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	5 Badner St.
Entity Address, City or Town	Ramat Gan
Entity Address, Postal Zip Code	5218102
Entity Address, Country	IL
Contact Personnel Name	Shlomo Shalev
Local Phone Number	3-6116600
City Area Code	972